Nature of Operations and Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Nature of Operation and Going Concern [Abstract]
Net loss	$ 16,515,389	$ 8,563,475
Working capital	7,017,115	5,632,603
Accumulated deficit	$ 48,867,377	$ 32,351,988